Commitments and Contingencies - Additional Information (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Line Items]
Restricted cash	$ 78,712,000	$ 97,353,000
Containers orders placed	507,830,000
Future minimum lease payment obligations	14,818,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0